EATON VANCE MUNICIPALS TRUST

                                24 Federal Street
                                Boston, MA 02110

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated December 1, 1996 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 61 ("Amendment No. 61") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 61 was filed electronically with the Commission (Accession No. 0000950156-96-000887) on November 21, 1996:

                       EV Marathon Arizona Municipals Fund
                      EV Marathon Colorado Municipals Fund
                     EV Marathon Connecticut Municipals Fund
                      EV Marathon Michigan Municipals Fund
                      EV Marathon Minnesota Municipals Fund
                     EV Marathon New Jersey Municipals Fund
                    EV Marathon Pennsylvania Municipals Fund
                        EV Marathon Texas Municipals Fund
                     EV Traditional Arizona Municipals Fund
                     EV Traditional Colorado Municipals Fund
                   EV Traditional Connecticut Municipals Fund
                     EV Traditional Michigan Municipals Fund
                    EV Traditional Minnesota Municipals Fund
                    EV Traditional New Jersey Municipals Fund
                   EV Traditional Pennsylvania Municipals Fund
                      EV Traditional Texas Municipals Fund

                                             EATON VANCE MUNICIPALS TRUST



                                           By: /s/ Eric G. Woodbury
                                               Eric G. Woodbury
                                               Assistant Secretary

Date:  December 2, 1996